Fair value measurements - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013
Valuation techniques by major class of financial instrument
Amount of discount or liquidity adjustment in inactive markets
Loss from change on the fair value measurements applied to derivatives						¥ 11,000
Loss from change on the calculation of the valuation applied to derivatives				¥ 10,000
Valuation adjustment to reflect own creditworthiness		¥ 0		(1,000)
Investment in the common stock at fair value through election of the fair value option
Total revenue		1,930,588		1,831,844		2,079,943
Net income		225,979		216,449		105,691
Total assets		41,783,236		43,520,314
Total liabilities		39,038,290		40,967,101
Gains (losses) from changes in fair value of the financial liabilities for which the fair value option was elected, attributable to the change in creditworthiness		2,000		(9,000)		¥ (31,000)
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables		1,000		1,000
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings		¥ 1,000		¥ 17,000
Concentrations of credit risk, percentage		19.00%		20.00%
Goodwill, written down to fair value				¥ 3,000
Ashikaga Holdings Co., Ltd. [Member]
Investment in the common stock at fair value through election of the fair value option
Percentage of ownership of common stock		37.10%		37.10%		47.00%
Total revenue		¥ 97,000		¥ 108,000		¥ 99,000
Total expense		76,000		80,000		80,000
Net income		17,000		24,000		15,000
Total assets		5,864,000		5,612,000		5,434,000
Total liabilities		5,577,000		5,371,000		¥ 5,155,000
Recurring | Financial assets (excluding derivative assets) [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets		218,000		492,000
Transfer from Level 2 to Level 1, Assets		125,000		856,000
Recurring | Trading assets and private equity investments [Member] | Equities [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets		199,000		479,000
Transfer from Level 2 to Level 1, Assets		103,000		832,000
Recurring | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets		6,000
Recurring | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 2 to Level 1, Assets		6,000
Recurring | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets		8,000
Transfer from Level 2 to Level 1, Assets		11,000		19,000
Recurring | Derivatives, net [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets		407,000
Transfer from Level 1 to Level 2, Liabilities		362,000
Recurring | Other [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets		4,000		5,000
Transfer from Level 2 to Level 1, Assets		4,000		5,000
Recurring | Trading liabilities [Member] | Short sales of equities [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Liabilities		39,000		36,000
Transfer from Level 2 to Level 1, Liabilities		68,000		90,000
Recurring | Financial liabilities (excluding derivative liabilities) [Member]
Transfers Between Level 1 and Level 2
Transfer from Level 1 to Level 2, Liabilities		41,000		38,000
Transfer from Level 2 to Level 1, Liabilities		69,000		92,000
Recurring | Level 3 [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	122,000		171,000
Transfers out of Level 3, liabilities	[1]	37,000		69,000
Transfers into Level 3, Assets	[1]	91,000		75,000
Transfers into Level 3, Liabilities	[1]	121,000		43,000
Recurring | Level 3 [Member] | Financial assets (excluding derivative assets) [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets		(138,000)		(180,000)
Transfers into Level 3, Assets		103,000		78,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	138,000		169,000
Transfers into Level 3, Assets	[1]	103,000		58,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	11,000		1,000
Transfers into Level 3, Assets	[1]	3,000		7,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	¥ 0		¥ 40,000
Transfers into Level 3, Assets
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets				¥ 0	[1]
Transfers into Level 3, Assets
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	¥ 36,000		¥ 70,000
Transfers into Level 3, Assets	[1]	7,000		8,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	51,000		47,000
Transfers into Level 3, Assets	[1]	33,000		32,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	0		1,000
Transfers into Level 3, Assets	[1]	2,000		2,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	1,000		2,000
Transfers into Level 3, Assets	[1]	4,000		¥ 3,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets		2,000	[1]
Transfers into Level 3, Assets		34,000	[1]
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	18,000		¥ 7,000
Transfers into Level 3, Assets	[1]	20,000		6,000
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	19,000		¥ 1,000
Transfers into Level 3, Assets		0	[1]
Recurring | Level 3 [Member] | Derivatives, net [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	(16,000)		¥ (9,000)
Transfers into Level 3, Assets	[1],[2]	(12,000)		(3,000)
Recurring | Level 3 [Member] | Equity contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	(9,000)		(7,000)
Transfers into Level 3, Assets	[1],[2]	(10,000)		7,000
Recognized gains when the transfer into Level 3 occurred		5,000		7,000
Recurring | Level 3 [Member] | Interest rate contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	(7,000)		(4,000)
Transfers into Level 3, Assets	[1],[2]	(3,000)		(6,000)
Recurring | Level 3 [Member] | Credit contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	1,000		2,000
Transfers into Level 3, Assets	[1],[2]	0		0
Recurring | Level 3 [Member] | Foreign exchange contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	(1,000)		0
Transfers into Level 3, Assets	[1],[2]	¥ 1,000		¥ (4,000)
Recurring | Level 3 [Member] | Commodity contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets
Transfers into Level 3, Assets	[1],[2]	¥ 0		¥ 0
Recurring | Level 3 [Member] | Loans and receivables [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets				9,000	[1]
Transfers into Level 3, Assets	[1]	¥ 0		¥ 20,000
Recurring | Level 3 [Member] | Non-trading debt securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets
Transfers into Level 3, Assets
Recurring | Level 3 [Member] | Other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	¥ 0		¥ 2,000
Transfers into Level 3, Assets
Recurring | Level 3 [Member] | Trading liabilities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	¥ 2,000		¥ 0
Transfers into Level 3, Liabilities	[1]	0		0
Recurring | Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	2,000		0
Transfers into Level 3, Liabilities	[1]	0		0
Recurring | Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	0		0
Transfers into Level 3, Liabilities	[1]	¥ 0		0
Recurring | Level 3 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities
Transfers into Level 3, Liabilities
Recurring | Level 3 [Member] | Short-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	¥ 2,000		2,000
Transfers into Level 3, Liabilities	[1]	0		1,000
Recurring | Level 3 [Member] | Payables and deposits [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	¥ 0		¥ 0
Transfers into Level 3, Liabilities
Recurring | Level 3 [Member] | Long-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	¥ 33,000		¥ 67,000
Transfers into Level 3, Liabilities	[1]	121,000		¥ 42,000
Recurring | Level 3 [Member] | Other liabilities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities
Transfers into Level 3, Liabilities
Recurring | Level 3 [Member] | Financial liabilities (excluding derivative liabilities) [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities		(37,000)		¥ (69,000)
Transfers into Level 3, Liabilities		¥ 121,000		¥ 43,000

[1]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.